Vanguard Windsor Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)
Communication Services (7.1%)
Comcast Corp. Class A	9,290,966	397,653
* T-Mobile US Inc.	3,599,893	386,556
Verizon Communications Inc.	3,217,693	184,953
* Alphabet Inc. Class A	94,966	141,305
* Electronic Arts Inc.	897,330	127,080
		1,237,547
Consumer Discretionary (9.4%)
* Dollar Tree Inc.	2,458,101	229,464
VF Corp.	3,176,882	191,756
General Motors Co.	7,505,039	186,800
Lear Corp.	1,463,465	161,537
Ford Motor Co.	22,140,080	146,346
Gildan Activewear Inc. Class A	7,789,791	138,347
Compass Group plc	8,085,627	111,252
Las Vegas Sands Corp.	2,296,578	100,223
Newell Brands Inc.	6,105,453	100,129
PVH Corp.	1,974,367	96,073
* Mohawk Industries Inc.	922,409	73,654
Expedia Group Inc.	869,883	70,469
* Booking Holdings Inc.	26,973	44,833
^ Carnival Corp.	504,655	7,005
		1,657,888
Consumer Staples (6.6%)
Philip Morris International Inc.	3,933,196	302,109
Keurig Dr Pepper Inc.	9,017,286	275,839
Sysco Corp.	4,181,819	221,009
Tyson Foods Inc. Class A	2,742,028	168,498
Archer-Daniels-Midland Co.	3,337,234	142,934
Kellogg Co.	570,756	39,376
		1,149,765
Energy (5.3%)
Halliburton Co.	14,526,119	208,159
Canadian Natural Resources Ltd.	8,643,584	152,646
Concho Resources Inc.	2,288,509	120,238
Diamondback Energy Inc.	2,421,321	96,514
National Oilwell Varco Inc.	8,378,161	96,433
^ Royal Dutch Shell plc ADR	2,900,751	86,471
Baker Hughes Co. Class A	4,645,161	71,954
Exxon Mobil Corp.	1,645,349	69,236
Cenovus Energy Inc.	6,621,254	29,531
		931,182
Financials (19.3%)
Bank of America Corp.	16,076,557	399,985

MetLife Inc.	7,878,623	298,206
Raymond James Financial Inc.	3,438,033	238,874
Equitable Holdings Inc.	10,394,051	212,662
TD Ameritrade Holding Corp.	4,868,176	174,719
Chubb Ltd.	1,368,048	174,070
* Athene Holding Ltd. Class A	5,183,623	167,172
M&T Bank Corp.	1,469,057	155,647
Citigroup Inc.	3,107,599	155,411
American International Group Inc.	4,745,297	152,514
Morgan Stanley	2,688,883	131,433
Wells Fargo & Co.	5,378,455	130,481
Charles Schwab Corp.	3,802,406	126,050
Capital One Financial Corp.	1,943,777	124,013
JPMorgan Chase & Co.	1,218,510	117,757
Zions Bancorp NA	3,276,992	106,404
Voya Financial Inc.	1,996,494	98,627
Goldman Sachs Group Inc.	493,525	97,698
ING Groep NV ADR	10,652,308	73,501
Axis Capital Holdings Ltd.	1,829,345	73,393
Unum Group	3,313,722	57,095
London Stock Exchange Group plc	315,150	34,811
UBS Group AG	2,753,680	32,163
LPL Financial Holdings Inc.	230,700	18,230
Fifth Third Bancorp	599,136	11,899
KeyCorp	945,898	11,360
Invesco Ltd.	1,129,675	11,342
		3,385,517
Health Care (12.6%)
CVS Health Corp.	5,706,134	359,144
UnitedHealth Group Inc.	990,520	299,910
Medtronic plc	2,115,788	204,131
Dentsply Sirona Inc.	4,400,443	196,260
Bristol-Myers Squibb Co.	3,162,347	185,503
* Centene Corp.	2,481,071	161,890
McKesson Corp.	917,724	137,806
Anthem Inc.	458,916	125,651
Sanofi	1,071,058	112,458
Pfizer Inc.	2,033,820	78,262
Cardinal Health Inc.	1,392,218	76,043
Amgen Inc.	269,795	66,011
* Regeneron Pharmaceuticals Inc.	94,917	59,994
Eli Lilly and Co.	374,318	56,256
Cigna Corp.	298,096	51,478
* Mylan NV	2,898,835	46,700
		2,217,497
Industrials (8.1%)
Wabtec Corp.	4,980,610	309,744
FedEx Corp.	1,119,312	188,492
Raytheon Technologies Corp.	2,639,561	149,610
General Electric Co.	19,650,163	119,277
* Middleby Corp.	1,425,497	118,402
Southwest Airlines Co.	3,798,355	117,331
Stanley Black & Decker Inc.	761,652	116,776
JB Hunt Transport Services Inc.	893,124	115,570
Parker-Hannifin Corp.	317,760	56,854
* Airbus SE	753,462	55,151

Ferguson plc	404,645	35,671
Dover Corp.	281,597	28,985
Textron Inc.	532,059	18,590
		1,430,453
Information Technology (12.6%)
Intel Corp.	5,589,668	266,795
Cisco Systems Inc.	5,377,119	253,262
Broadcom Inc.	672,993	213,170
* Micron Technology Inc.	3,715,699	185,989
* FleetCor Technologies Inc.	646,963	167,285
Cognizant Technology Solutions Corp. Class A	2,051,725	140,174
KLA Corp.	684,187	136,721
*,^ VMware Inc. Class A	943,346	132,267
Genpact Ltd.	3,292,594	131,111
Global Payments Inc.	706,660	125,800
Hewlett Packard Enterprise Co.	12,630,218	124,660
Amdocs Ltd.	1,931,897	119,971
Oracle Corp.	1,635,666	90,698
Samsung Electronics Co. Ltd.	1,539,633	75,248
Juniper Networks Inc.	1,995,063	50,635
		2,213,786
Materials (4.1%)
Reliance Steel & Aluminum Co.	1,598,366	157,056
Celanese Corp. Class A	1,565,844	152,200
Dow Inc.	2,898,750	119,023
Vulcan Materials Co.	828,261	97,254
PPG Industries Inc.	867,764	93,415
FMC Corp.	874,977	92,791
* Livent Corp.	1,793,596	11,246
		722,985
Other (0.0%)
*,§,1 Allstar Co-Invest LLC PP	1,647,100	642

Real Estate (5.4%)
Americold Realty Trust	5,558,175	224,272
VICI Properties Inc.	9,318,125	202,297
Prologis Inc.	1,336,238	140,866
Camden Property Trust	1,354,256	122,980
Equinix Inc.	138,223	108,571
Digital Realty Trust Inc.	669,705	107,514
American Tower Corp.	143,286	37,454
		943,954
Utilities (6.2%)
Exelon Corp.	7,431,998	286,949
Duke Energy Corp.	2,303,189	195,172
Pinnacle West Capital Corp.	1,950,436	162,042
Consolidated Edison Inc.	1,697,848	130,446
Edison International	2,103,085	117,079
NRG Energy Inc.	2,808,279	94,948
Avangrid Inc.	1,431,305	71,265
Entergy Corp.	239,718	25,201
* Iberdrola SA	1	—
		1,083,102
Total Common Stocks (Cost $16,447,816)		16,974,318

		Coupon
Temporary Cash Investments (3.7%)
Money Market Fund (2.9%)
2,3 Vanguard Market Liquidity Fund		0.194%		5,065,712	506,571

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.7%)
	Bank of America Securities, LLC (Dated
	7/31/20, Repurchase Value
	$129,201,000 collateralized by Federal
	National Mortgage Assn. 2.000%—
	5.000%, 4/1/36—7/1/50, Federal Home
	Loan Mortgage Corp. 2.500%–5.000%,
	10/1/43–8/1/50, with a value of
	$131,784,000)	0.100%	8/3/20	129,000	129,200

U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	0.116%	9/29/20	12,700	12,698
4	United States Treasury Bill	0.109%	12/31/20	6,000	5,998
					18,696
Total Temporary Cash Investments (Cost $654,384)					654,467
Total Investments (100.4%) (Cost $17,102,200)					17,628,785
Other Assets and Liabilities -Net (-0.4%)					(74,002)
Net Assets (100%)					17,554,783
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $90,418,000.
§ Security value determined using significant unobservable inputs.
1 Restricted securities totaling $642,000, representing 0.0% of net assets. See Restricted Security table for additional information.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $94,604,000 was received for securities on loan.
4 Securities with a value of $17,668,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date	($000)
Allstar Co-Invest LLC PP	August 2011	459

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	1,413	230,566	5,888

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin

Windsor Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	16,549,085	424,591	642	16,974,318
Temporary Cash Investments	506,571	147,896	—	654,467
Total	17,055,656	572,487	642	17,628,785
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,069	—	—	1,069
1 Represents variation margin on the last day of the reporting period.

Windsor Fund

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jul 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000	($000)
Vanguard Market
Liquidity Fund	415,193	NA1	NA1	(139)	66	2,537	—	506,571
Vanguard Value ETF	61,815	—	65,150	36,384	(33,049)	—	—	—
Total	477,008			36,245	(32,983)	2,537	—	506,571
1 Not applicable—purchases and sales are for temporary cash investment purposes.